Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2 – Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability; and
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value as of December 31, 2025 and December 31, 2024:
Common collective trusts: Valued at the net asset value of shares held by the Plan at year end. These investments are determined to have a readily determinable fair value as the net asset value per unit is determined and published daily and is the basis for current transactions. These assets carry no restrictions on redemption.
Cash equivalents: Comprised of investments in an institutional money market fund that permits daily redemption, the fair value of which is based upon the quoted price in active markets.
Mutual funds: Valued at the net asset value of shares held by the Plan at year end, which are actively traded on an open market.
Company common stock: Valued at the closing price reported on the active market in which the security is traded.
The Plan's Investment Committee is responsible for determining the valuation policies and analyzing information provided by the investment custodians and issuers that is used to determine the fair value of the Master Trust’s investments. In determining the reasonableness of the methodology used, the Investment Committee evaluates a variety of factors, including review of existing contracts, economic conditions, industry and market developments and overall credit ratings.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and December 31, 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Common collective trusts	$5,547,791,181	—	—	$5,547,791,181
Cash equivalents	21,041,877	—	—	21,041,877
Mutual funds	234,860,058	—	—	234,860,058
Company common stock	228,264,940	—	—	228,264,940
Total investments at fair value	$6,031,958,056	—	—	$6,031,958,056

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Common collective trusts	$4,863,355,623	—	—	$4,863,355,623
Cash equivalents	14,576,829	—	—	14,576,829
Mutual funds	201,558,912	—	—	201,558,912
Company common stock	309,098,578	—	—	309,098,578
Total investments at fair value	$5,388,589,942	—	—	$5,388,589,942